[USAA LOGO]     9800 Fredericksburg Road
                San Antonio, Texas 78288



BY EDGAR
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SECURITIES AND EXCHANGE COMMISSION                                   May 5, 2005
450 FIFTH STREET, N.W.
WASHINGTON, D.C. 20549


Reference: USAA LIFE INSURANCE COMPANY ("USAA LIFE")
           LIFE INSURANCE SEPARATE ACCOUNT OF
           USAA LIFE INSURANCE COMPANY ("REGISTRANT")
           FORM N-6 REGISTRATION STATEMENT ("REGISTRATION STATEMENT") FILE NO. 333-45343 AND NO. 811-08625
           CIK NO. 0001052863


Dear Sir/Madam:

On April 29, 2005, Registrant electronically filed its most recent amendments to the above-referenced registration statement under the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 (collectively, the "Amendment").

Pursuant to Rule 497(j) under the 1933 Act, USAA Life, on behalf of Registrant, certifies that the form of prospectus and statement of additional information that Registrant would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Amendment.

Sincerely,


/s/ Mark S. Howard
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Mark S. Howard
Senior Vice President and Secretary
USAA Life Insurance Company